UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Capital Preservation Fund

December 31, 2011

Capital Preservation - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

U.S. TREASURY NOTES(1) — 42.7%

U.S. Treasury Note, 1.125%, 1/15/12	$50,000,000	$50,015,499
U.S. Treasury Note, 0.06%, 1/31/12	6,322,000	6,321,703
U.S. Treasury Note, 0.875%, 1/31/12	138,000,000	138,088,184
U.S. Treasury Note, 0.03%, 2/15/12	59,288,000	59,286,221
U.S. Treasury Note, 1.375%, 2/15/12	110,000,000	110,175,457
U.S. Treasury Note, 4.875%, 2/15/12	50,000,000	50,296,774
U.S. Treasury Note, 0.875%, 2/29/12	210,000,000	210,288,685
U.S. Treasury Note, 1.375%, 3/15/12	42,000,000	42,116,100
U.S. Treasury Note, 1.00%, 3/31/12	90,000,000	90,200,318
U.S. Treasury Note, 0.07%, 4/30/12	37,107,000	37,098,465
U.S. Treasury Note, 1.00%, 4/30/12	60,000,000	60,189,264
U.S. Treasury Note, 4.50%, 4/30/12	20,000,000	20,281,992
U.S. Treasury Note, 4.75%, 5/31/12	70,000,000	71,357,364
U.S. Treasury Note, 0.625%, 6/30/12	130,000,000	130,358,597
U.S. Treasury Note, 1.50%, 7/15/12	125,000,000	125,953,232
U.S. Treasury Note, 4.625%, 7/31/12	30,000,000	30,788,076

TOTAL U.S. TREASURY NOTES		1,232,815,931

U.S. TREASURY BILLS(1) — 38.0%

U.S. Treasury Bill, 0.03%, 1/5/12	100,000,000	99,999,722
U.S. Treasury Bill, 0.00%, 1/12/12	36,674,000	36,674,000
U.S. Treasury Bill, 0.02%, 1/12/12	100,000,000	99,999,541
U.S. Treasury Bill, 0.00%, 1/19/12	70,000,000	70,000,000
U.S. Treasury Bill, 0.03%, 1/19/12	10,000,000	9,999,863
U.S. Treasury Bill, 0.00%, 1/26/12	100,000,000	100,000,000
U.S. Treasury Bill, 0.02%, 1/26/12	340,000,000	339,994,688
U.S. Treasury Bill, 0.01%, 2/9/12	170,000,000	169,999,079
U.S. Treasury Bill, 0.03%, 3/29/12	125,000,000	124,992,361
U.S. Treasury Bill, 0.04%, 5/17/12	45,000,000	44,994,006

TOTAL U.S. TREASURY BILLS		1,096,653,260

TEMPORARY CASH INVESTMENTS — 0.2%

SSgA U.S. Government Money Market Fund	3,986,189	3,986,189
TOTAL INVESTMENT SECURITIES — 80.9%		2,333,455,380

OTHER ASSETS AND LIABILITIES(2) — 19.1%		551,409,487

NET ASSETS — 100.0%		$2,884,864,867

Notes to Schedule of Investments

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.
(2)	Amount relates primarily to securities sold, but not settled, at period end.

Capital Preservation - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not relect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Treasury Notes	—	$1,232,815,931	—
U.S. Treasury Bills	—	1,096,653,260	—
Temporary Cash Investments	$3,986,189	—	—

Total Value of Investment Securities	$3,986,189	$2,329,469,191	—

3. Federal Tax Information

As of December 31, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,333,455,380

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Ginnie Mae Fund

December 31, 2011

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 96.0%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.8%
GNMA, VRN, 1.625%, 1/20/12	$7,286,001	$7,497,122
GNMA, VRN, 1.75%, 1/20/12	37,216,489	38,541,730
GNMA, VRN, 2.125%, 1/20/12	6,369,651	6,568,286

		52,607,138

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 93.2%
GNMA, 3.50%, 1/23/12(2)	15,000,000	15,670,312
GNMA, 4.00%, 1/23/12(2)	140,000,000	150,215,618
GNMA, 4.00%, 1/23/12 to 9/15/41	239,528,624	257,357,498
GNMA, 4.50%, 1/23/12(2)	30,000,000	32,695,311
GNMA, 4.50%, 7/15/33 to 5/20/41(3)	248,765,820	272,382,707
GNMA, 5.00%, 6/15/33 to 6/20/40(3)	386,660,248	430,389,135
GNMA, 5.50%, 4/15/33 to 1/20/40(3)	292,669,539	329,734,396
GNMA, 6.00%, 7/20/16 to 2/20/39(3)	145,722,541	165,113,496
GNMA, 6.50%, 6/15/23 to 11/15/38(3)	38,684,858	44,454,568
GNMA, 7.00%, 5/15/17 to 12/20/29(3)	7,507,671	8,727,536
GNMA, 7.25%, 4/15/23 to 6/15/23(3)	55,348	63,802
GNMA, 7.50%, 6/15/13 to 11/15/31(3)	6,057,591	6,841,350
GNMA, 7.65%, 6/15/16 to 12/15/16(3)	66,678	67,266
GNMA, 7.75%, 11/15/22 to 6/20/23(3)	48,459	49,715
GNMA, 7.77%, 4/15/20 to 6/15/20(3)	151,014	161,163
GNMA, 7.85%, 9/20/22(3)	28,915	29,056
GNMA, 7.89%, 9/20/22(3)	12,900	12,963
GNMA, 7.98%, 6/15/19(3)	28,945	29,096
GNMA, 8.00%, 2/20/17 to 7/20/30(3)	1,704,133	1,897,398
GNMA, 8.15%, 2/15/21(3)	52,273	54,042
GNMA, 8.25%, 10/20/16 to 2/15/22(3)	399,119	413,536
GNMA, 8.35%, 11/15/20(3)	30,573	30,830
GNMA, 8.50%, 1/20/13 to 12/15/30(3)	1,393,605	1,562,786
GNMA, 8.75%, 1/15/17 to 7/15/27(3)	134,185	138,896
GNMA, 9.00%, 7/20/15 to 1/15/25(3)	888,736	977,537
GNMA, 9.25%, 9/15/16 to 3/15/25(3)	190,436	194,646
GNMA, 9.50%, 5/15/16 to 7/20/25(3)	362,732	376,149
GNMA, 9.75%, 8/15/17 to 11/20/21(3)	63,417	67,464
GNMA, 10.00%, 3/15/16 to 1/15/22(3)	33,282	35,044
GNMA, 10.25%, 2/15/19(3)	7,131	7,180
GNMA, 10.50%, 3/15/14 to 4/20/19(3)	48,552	51,350
GNMA, 11.00%, 2/15/16 to 6/15/20(3)	30,300	31,251
GNMA, 11.25%, 2/20/16(3)	1,523	1,534
GNMA, 11.50%, 5/15/13 to 10/20/18(3)	2,806	2,836
GNMA, 12.00%, 12/15/12(3)	449	452
GNMA, 12.25%, 2/15/14(3)	1,757	1,771
GNMA, 12.50%, 11/20/13 to 12/15/13(3)	4,442	4,477
GNMA, 13.00%, 12/15/12 to 8/15/15(3)	23,385	23,618
GNMA, 13.50%, 10/15/12 to 8/15/14(3)	9,461	9,561

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

GNMA, 13.75%, 8/15/14(3)	$2,802	$2,828
GNMA, 14.50%, 10/15/12 to 12/15/12(3)	2,403	2,422
GNMA, 15.00%, 5/15/12 to 9/15/12(3)	789	795

		1,719,883,391

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,671,027,508)		1,772,490,529

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 7.5%

GNMA, Series 1998-17, Class F, VRN, 0.78%, 1/16/12(3)	315,223	316,689
GNMA, Series 1998-6, Class FA, VRN, 0.79%, 1/16/12(3)	2,586,246	2,596,413
GNMA, Series 1999-43, Class FB, VRN, 0.63%, 1/16/12	10,002,018	10,027,555
GNMA, Series 2000-22, Class FG, VRN, 0.48%, 1/16/12(3)	110,653	110,727
GNMA, Series 2001-59, Class FD, VRN, 0.78%, 1/16/12(3)	1,486,731	1,500,146
GNMA, Series 2001-62, Class FB, VRN, 0.78%, 1/16/12(3)	2,974,687	2,996,544
GNMA, Series 2002-13, Class FA, VRN, 0.78%, 1/16/12(3)	1,691,374	1,702,327
GNMA, Series 2002-24, Class FA, VRN, 0.78%, 1/16/12(3)	3,063,193	3,078,352
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.63%, 1/20/12(3)	931,656	934,620
GNMA, Series 2002-31, Class FW, VRN, 0.68%, 1/16/12(3)	961,685	966,109
GNMA, Series 2003-42, Class FW, VRN, 0.63%, 1/20/12(3)	1,538,473	1,545,390
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32(3)	17,650,000	18,892,293
GNMA, Series 2003-66, Class HF, VRN, 0.73%, 1/20/12	2,900,673	2,931,517
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(3)	22,223,224	24,140,462
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.53%, 1/16/12(3)	2,025,009	2,033,844
GNMA, Series 2007-5, Class FA, VRN, 0.42%, 1/20/12	16,083,595	16,089,329
GNMA, Series 2009-109, Class FA, VRN, 0.68%, 1/16/12	6,453,714	6,486,238
GNMA, Series 2009-45, Class PA, 4.50%, 1/16/31	28,824,687	30,225,310
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	10,000,000	11,166,330

TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $132,390,964)		137,740,195

TEMPORARY CASH INVESTMENTS — 9.0%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $55,048,966), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $53,799,603)		53,799,603
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $27,433,600), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $26,899,832)		26,899,802
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $54,964,538), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $53,799,723)		53,799,603

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

SSgA U.S. Government Money Market Fund	31,562,014	$31,562,014

TOTAL TEMPORARY CASH INVESTMENTS (Cost $166,061,022)		166,061,022

TOTAL INVESTMENT SECURITIES — 112.5% (Cost $1,969,479,494)		2,076,291,746

OTHER ASSETS AND LIABILITIES(4) — (12.5)%		(230,139,780)

TOTAL NET ASSETS — 100.0%		$1,846,151,966

Notes to Schedule of Investments
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment. Settlement date is indicated.
(3)	Security, or a portion thereof, has been segregated for forward commitments. At the period end, the aggregate value of securities pledged was $198,582,000.
(4)	Amount relates primarily to securities purchased, but not settled, at period end.

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,772,490,529	—
U.S. Government Agency Collateralized Mortgage Obligations	—	137,740,195	—
Temporary Cash Investments	$31,562,014	134,499,008	—

Total Value of Investment Securities	$31,562,014	$2,044,729,732	—

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,969,479,494
Gross tax appreciation of investments	$106,902,066
Gross tax depreciation of investments	(89,814)
Net tax appreciation (depreciation) of investments	$106,812,252

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Government Bond Fund

December 31, 2011

Government Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 46.0%

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 40.3%
FHLMC, 4.50%, 1/1/19(2)	$1,741,700	$1,857,872
FHLMC, 5.00%, 5/1/23(2)	9,670,718	10,458,561
FHLMC, 5.50%, 10/1/34(2)	2,524,675	2,750,407
FHLMC, 5.50%, 4/1/38(2)	26,737,594	29,053,010
FHLMC, 4.00%, 12/1/40	3,430,974	3,622,445
FHLMC, 4.00%, 4/1/41	14,523,064	15,388,006
FHLMC, 6.50%, 7/1/47(2)	95,008	105,536
FNMA, 4.00%, 1/12/12	4,981,719	5,241,050
FNMA, 4.50%, 1/12/12(3)	30,000,000	31,931,250
FNMA, 6.00%, 1/12/12(3)	18,200,000	20,042,755
FNMA, 6.50%, 1/12/12(3)	15,170,000	16,881,369
FNMA, 4.50%, 6/1/18	1,026,579	1,099,534
FNMA, 4.50%, 5/1/19(2)	5,264,382	5,635,211
FNMA, 5.00%, 9/1/20(2)	586,348	633,951
FNMA, 4.50%, 11/1/20	467,828	500,783
FNMA, 6.50%, 3/1/32(2)	320,365	363,876
FNMA, 7.00%, 6/1/32(2)	343,875	400,365
FNMA, 6.50%, 8/1/32(2)	396,334	451,154
FNMA, 5.50%, 7/1/33(2)	4,081,273	4,462,123
FNMA, 5.00%, 11/1/33(2)	21,896,049	23,682,718
FNMA, 5.50%, 8/1/34	16,900,057	18,466,548
FNMA, 5.50%, 9/1/34(2)	944,817	1,032,394
FNMA, 5.50%, 10/1/34(2)	8,393,436	9,218,649
FNMA, 5.00%, 8/1/35(2)	3,641,734	3,937,754
FNMA, 5.50%, 1/1/36(2)	17,902,407	19,550,619
FNMA, 5.00%, 2/1/36(2)	1,991,867	2,153,776
FNMA, 5.50%, 4/1/36(2)	5,440,548	5,941,440
FNMA, 5.00%, 5/1/36(2)	9,543,941	10,319,723
FNMA, 5.50%, 12/1/36(2)	4,266,813	4,655,643
FNMA, 5.50%, 2/1/37(2)	15,618,071	17,041,330
FNMA, 6.50%, 8/1/37(2)	1,221,736	1,348,916
FNMA, 6.00%, 9/1/37	6,261,473	6,902,516
FNMA, 6.00%, 11/1/37	25,845,116	28,676,877
FNMA, 6.00%, 9/1/38	1,805,785	1,980,784
FNMA, 6.00%, 11/1/38	1,693,844	1,857,995
FNMA, 4.50%, 2/1/39	8,297,120	8,838,858
FNMA, 4.50%, 4/1/39	3,116,650	3,380,529
FNMA, 4.50%, 5/1/39	7,301,804	7,920,029
FNMA, 4.50%, 10/1/39	9,306,632	10,094,599
FNMA, 4.50%, 3/1/40	8,912,104	9,569,192
FNMA, 4.00%, 10/1/40	8,376,787	8,890,076
FNMA, 4.50%, 11/1/40	7,835,130	8,412,813
FNMA, 4.00%, 12/1/40	9,518,920	10,051,625
FNMA, 4.00%, 5/1/41	9,636,971	10,135,627
FNMA, 4.50%, 6/1/41	12,689,282	13,624,861
FNMA, 4.50%, 7/1/41	1,150,528	1,232,121

Government Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

FNMA, 3.50%, 10/1/41	$12,776,521	$13,155,438
FNMA, 6.50%, 6/1/47(2)	133,901	147,547
FNMA, 6.50%, 8/1/47(2)	317,824	350,214
FNMA, 6.50%, 8/1/47(2)	541,649	596,849
FNMA, 6.50%, 9/1/47(2)	607,751	669,687
FNMA, 6.50%, 9/1/47(2)	33,114	36,489
FNMA, 6.50%, 9/1/47(2)	283,005	311,846
FNMA, 6.50%, 9/1/47(2)	157,745	173,821
FNMA, 6.50%, 9/1/47(2)	216,781	238,873
FNMA, 6.00%, 4/1/48(2)	3,068,921	3,349,068
GNMA, 4.50%, 1/23/12(3)	17,000,000	18,527,343
GNMA, 5.50%, 12/20/38	12,786,174	14,355,278
GNMA, 6.00%, 1/20/39	2,650,666	2,997,406
GNMA, 5.00%, 3/20/39	15,281,364	16,925,066
GNMA, 5.50%, 3/20/39	4,612,854	5,178,937
GNMA, 5.50%, 4/20/39	7,868,919	8,834,583
GNMA, 5.00%, 12/15/39	12,082,062	13,454,886
GNMA, 5.00%, 8/20/40	16,309,113	18,058,266
GNMA, 4.00%, 11/20/40	20,958,363	22,464,089
GNMA, 4.00%, 12/15/40	3,890,620	4,181,079

		543,804,035

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.7%
FHLMC, VRN, 2.61%, 2/15/12	4,671,391	4,851,007
FHLMC, VRN, 2.69%, 2/15/12	9,130,987	9,406,929
FHLMC, VRN, 3.56%, 2/15/12	5,890,843	6,181,410
FHLMC, VRN, 3.69%, 2/15/12	6,897,376	7,211,177
FHLMC, VRN, 3.97%, 2/15/12	2,657,649	2,808,086
FNMA, VRN, 2.70%, 1/25/12	3,469,544	3,563,292
FNMA, VRN, 3.11%, 1/25/12	5,986,662	6,171,045
FNMA, VRN, 3.34%, 1/25/12	4,953,094	5,188,700
FNMA, VRN, 3.39%, 1/25/12	6,880,255	7,116,902
FNMA, VRN, 3.61%, 1/25/12	4,302,265	4,511,354
FNMA, VRN, 3.89%, 1/25/12	5,302,170	5,578,828
FNMA, VRN, 5.76%, 1/25/12(2)	1,749,075	1,869,565
GNMA, VRN, 1.625%, 1/20/12	2,558,883	2,633,030
GNMA, VRN, 1.75%, 1/20/12	1,252,667	1,295,123
GNMA, VRN, 1.75%, 1/20/12	1,367,933	1,417,032
GNMA, VRN, 1.75%, 1/20/12	2,483,592	2,572,736
GNMA, VRN, 2.125%, 1/20/12	880,468	907,925
GNMA, VRN, 2.125%, 1/20/12	891,068	918,856
GNMA, VRN, 2.25%, 1/20/12	1,606,951	1,658,871
GNMA, VRN, 2.50%, 1/20/12	1,749,425	1,815,133

		77,677,001

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $592,466,085)		621,481,036

Government Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. TREASURY SECURITIES — 37.2%

U.S. Treasury Bonds, 10.625%, 8/15/15(2)	$6,250,000	$8,514,650
U.S. Treasury Bonds, 8.125%, 8/15/21(2)	14,247,000	22,308,807
U.S. Treasury Bonds, 7.125%, 2/15/23(2)	10,700,000	16,178,732
U.S. Treasury Bonds, 6.75%, 8/15/26(2)	1,600,000	2,470,250
U.S. Treasury Bonds, 6.625%, 2/15/27(2)	4,500,000	6,920,861
U.S. Treasury Bonds, 5.50%, 8/15/28(2)	7,500,000	10,583,205
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	5,000,000	6,904,690
U.S. Treasury Bonds, 5.375%, 2/15/31(2)	1,300,000	1,852,297
U.S. Treasury Bonds, 3.50%, 2/15/39(2)	4,000,000	4,491,252
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	8,500,000	10,795,000
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	11,200,000	14,514,506
U.S. Treasury Bonds, 4.625%, 2/15/40(2)	13,000,000	17,501,250
U.S. Treasury Bonds, 4.75%, 2/15/41(2)	3,000,000	4,126,875
U.S. Treasury Bonds, 4.375%, 5/15/41(2)	11,200,000	14,561,747
U.S. Treasury Bonds, 3.75%, 8/15/41(2)	1,800,000	2,112,188
U.S. Treasury Bonds, 3.125%, 11/15/41(2)	3,000,000	3,135,468
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(2)	37,078,550	37,730,316
U.S. Treasury Notes, 1.375%, 1/15/13(2)	1,300,000	1,316,351
U.S. Treasury Notes, 3.50%, 5/31/13(2)	23,500,000	24,589,625
U.S. Treasury Notes, 1.75%, 1/31/14(2)	10,000,000	10,307,810
U.S. Treasury Notes, 1.25%, 3/15/14(2)	5,000,000	5,107,425
U.S. Treasury Notes, 1.875%, 4/30/14(2)	25,000,000	25,917,975
U.S. Treasury Notes, 2.125%, 11/30/14(2)	13,000,000	13,657,111
U.S. Treasury Notes, 2.625%, 12/31/14(2)	17,000,000	18,135,549
U.S. Treasury Notes, 2.25%, 1/31/15(2)	5,000,000	5,283,595
U.S. Treasury Notes, 1.875%, 6/30/15(2)	5,000,000	5,241,405
U.S. Treasury Notes, 1.25%, 9/30/15(2)	10,000,000	10,264,060
U.S. Treasury Notes, 1.25%, 10/31/15(2)	5,000,000	5,130,080
U.S. Treasury Notes, 2.125%, 12/31/15(2)	22,053,000	23,398,586
U.S. Treasury Notes, 2.00%, 1/31/16(2)	5,000,000	5,277,345
U.S. Treasury Notes, 2.00%, 4/30/16(2)	11,000,000	11,620,466
U.S. Treasury Notes, 1.50%, 6/30/16(2)	5,000,000	5,172,655
U.S. Treasury Notes, 1.50%, 7/31/16(2)	32,300,000	33,405,274
U.S. Treasury Notes, 4.875%, 8/15/16(2)	14,000,000	16,609,684
U.S. Treasury Notes, 1.00%, 9/30/16(2)	3,000,000	3,032,343
U.S. Treasury Notes, 0.875%, 11/30/16(2)	5,200,000	5,217,472
U.S. Treasury Notes, 2.375%, 7/31/17(2)	5,000,000	5,375,780
U.S. Treasury Notes, 4.75%, 8/15/17(2)	11,950,000	14,394,146
U.S. Treasury Notes, 4.00%, 8/15/18(2)	12,085,000	14,235,755
U.S. Treasury Notes, 1.50%, 8/31/18(2)	4,000,000	4,060,000
U.S. Treasury Notes, 1.375%, 11/30/18(2)	4,000,000	4,014,376
U.S. Treasury Notes, 3.625%, 2/15/20(2)	11,300,000	13,104,474
U.S. Treasury Notes, 3.625%, 2/15/21(2)	10,000,000	11,607,810
U.S. Treasury Notes, 2.125%, 8/15/21(2)	16,000,000	16,405,008
U.S. Treasury Notes, 2.00%, 11/15/21(2)	5,000,000	5,055,470

TOTAL U.S. TREASURY SECURITIES (Cost $459,478,095)		501,639,724

Government Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES — 11.0%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 5.2%
FHLB, 4.75%, 12/16/16(2)	$15,900,000	$18,711,041
FHLMC, 2.50%, 4/23/14	5,000,000	5,230,815
FHLMC, 2.875%, 2/9/15(2)	13,000,000	13,874,276
FHLMC, 5.00%, 2/16/17(2)	5,000,000	5,911,230
FHLMC, 4.875%, 6/13/18(2)	5,000,000	6,034,995
FNMA, 0.70%, 9/19/14(2)	6,000,000	5,993,088
FNMA, 1.625%, 10/26/15	2,120,000	2,175,122
FNMA, 5.00%, 2/13/17(2)	7,000,000	8,279,964
FNMA, 5.375%, 6/12/17(2)	3,500,000	4,235,945

		70,446,476

GOVERNMENT-BACKED CORPORATE BONDS(4) — 5.8%
Ally Financial, Inc., 1.75%, 10/30/12(2)	14,000,000	14,183,946
Ally Financial, Inc., 2.20%, 12/19/12(2)	5,150,000	5,251,187
Citigroup Funding, Inc., 2.125%, 7/12/12(2)	4,000,000	4,041,400
Citigroup Funding, Inc., 1.875%, 10/22/12	2,000,000	2,027,990
Citigroup Funding, Inc., 1.875%, 11/15/12(2)	8,000,000	8,117,192
General Electric Capital Corp., 2.625%, 12/28/12(2)	7,415,000	7,594,628
John Deere Capital Corp., 2.875%, 6/19/12(2)	3,950,000	4,001,749
JPMorgan Chase & Co., 2.20%, 6/15/12(2)	17,500,000	17,667,913
JPMorgan Chase & Co., 2.125%, 12/26/12(2)	5,000,000	5,095,005
Morgan Stanley, 1.95%, 6/20/12(2)	10,000,000	10,081,890

		78,062,900

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $144,337,141)		148,509,376

COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 10.1%

FHLMC, Series 2625, Class FJ SEQ, VRN, 0.58%, 1/15/12(2)	400,459	400,623
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	5,260,000	5,607,469
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	5,000,000	5,278,201
FHLMC, Series 2706, Class EB, 5.00%, 9/15/20(2)	503,921	505,922
FHLMC, Series 2779, Class FM SEQ, VRN, 0.63%, 1/15/12(2)	832,496	833,737
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	8,813,000	9,456,331
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	5,400,000	5,914,003
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	13,500,000	14,722,110
FHLMC, Series 3397, Class GF, VRN, 0.78%, 1/15/12	4,628,721	4,656,230
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	871,088	873,122
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	2,354,999	2,360,421
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,723,397
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(2)	706,086	727,338
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	7,618,663	8,048,841
FNMA, Series 2003-42, Class FK, VRN, 0.69%, 1/25/12(2)	934,942	936,592

Government Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

FNMA, Series 2003-43, Class LF, VRN, 0.64%, 1/25/12(2)	$1,845,379	$1,849,170
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.69%, 1/25/12(2)	757,408	758,136
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	9,300,000	10,154,491
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	5,485,000	5,955,711
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	11,668,331	12,592,850
FNMA, Series 2007-36, Class FB, VRN, 0.69%, 1/25/12	1,172,550	1,173,693
FNMA, Series 2010-39, Class VN SEQ, 5.00%, 10/25/39	8,900,000	9,408,352
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(2)	12,000,000	13,035,262
GNMA, Series 2007-5, Class FA, VRN, 0.42%, 1/20/12	4,088,152	4,089,610
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	5,000,000	5,583,165

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $130,948,346)		136,644,777

TEMPORARY CASH INVESTMENTS — 2.9%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $13,045,207), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $12,749,140)		12,749,140
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $6,501,067), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $6,374,577)		6,374,570
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $13,025,200), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $12,749,168)		12,749,140
SSgA U.S. Government Money Market Fund	7,439,206	7,439,206

TOTAL TEMPORARY CASH INVESTMENTS (Cost $39,312,056)		39,312,056

TOTAL INVESTMENT SECURITIES — 107.2% (Cost $1,366,541,723)		1,447,586,969

OTHER ASSETS AND LIABILITIES(5) — (7.2)%		(96,657,833)

TOTAL NET ASSETS — 100.0%		$1,350,929,136

Notes to Schedule of Investments
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)	Security, or a portion thereof, has been segregated for forward commitments. At the period end, the aggregate value of securities pledged was $87,383,000.

Government Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

(3)	Forward commitment. Settlement date is indicated.
(4)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(5)	Amount relates primarily to securities purchased, but not settled, at period end.

Government Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$621,481,036	—
U.S. Treasury Securities	—	501,639,724	—
U.S. Government Agency Securities	—	148,509,376	—
Collateralized Mortgage Obligations	—	136,644,777	—
Temporary Cash Investments	$7,439,206	31,872,850	—

Total Value of Investment Securities	$7,439,206	$1,440,147,763	—

Government Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,366,850,611
Gross tax appreciation of investments	$80,970,807
Gross tax depreciation of investments	(234,449)
Net tax appreciation (depreciation) of investments	$80,736,358

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation-Adjusted Bond Fund

December 31, 2011

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. TREASURY SECURITIES — 90.0%

U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$179,852,402	$228,749,773
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	149,207,484	183,501,929
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	114,711,873	148,247,200
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	47,056,065	56,610,658
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	129,114,720	191,967,378
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)	73,529,911	98,202,652
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	154,870,638	241,586,115
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	44,998,500	69,431,291
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(1)	75,284,544	101,051,883
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(1)	136,574,227	184,535,272
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	34,547,258	36,153,153
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	145,471,178	154,165,408
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	52,615,887	55,180,912
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	188,931,743	203,677,299
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	156,913,580	169,344,116
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	127,249,332	133,243,921
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	113,402,700	125,150,539
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	139,572,878	156,136,271
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)	116,420,355	121,477,422
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	112,138,028	129,791,020
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	113,493,743	131,776,904
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	90,453,733	107,710,587
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	117,556,406	134,005,133
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	15,697,653	17,787,403
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	91,534,072	108,889,756
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)	83,875,267	98,894,224
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)	108,050,400	123,084,641
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20(1)	127,279,642	144,054,717
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(1)	222,363,540	248,126,357
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(1)	192,642,554	206,172,611
U.S. Treasury Notes, 2.00%, 11/15/21(1)	94,000,000	95,042,836

TOTAL U.S. TREASURY SECURITIES (Cost $3,704,886,074)		4,203,749,381

CORPORATE BONDS — 4.4%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19(1)	900,000	914,139
Lockheed Martin Corp., 4.25%, 11/15/19(1)	3,000,000	3,195,243

		4,109,382

BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(1)	3,120,000	4,045,479
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(1)	4,030,000	4,732,699
Coca-Cola Co. (The), 3.625%, 3/15/14(1)	2,440,000	2,599,086
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(1)	3,540,000	3,675,600

		15,052,864

CHEMICALS — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16(1)	3,480,000	3,502,627

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

COMMERCIAL BANKS†
PNC Funding Corp., 3.625%, 2/8/15(1)	$980,000	$1,030,316

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	2,675,000	3,355,148

CONSUMER FINANCE — 0.2%
Credit Suisse (New York), 5.30%, 8/13/19(1)	3,240,000	3,345,614
Credit Suisse AG, 5.40%, 1/14/20(1)	980,000	925,479
John Deere Capital Corp., MTN, 3.15%, 10/15/21	2,340,000	2,388,836
PNC Bank N.A., 6.00%, 12/7/17(1)	1,200,000	1,334,945

		7,994,874

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Bank of America Corp., 6.50%, 8/1/16(1)	4,570,000	4,607,712
Citigroup, Inc., 6.01%, 1/15/15(1)	4,340,000	4,537,778
General Electric Capital Corp., 3.75%, 11/14/14(1)	4,640,000	4,894,871
General Electric Capital Corp., 5.625%, 9/15/17(1)	200,000	221,681
General Electric Capital Corp., 4.375%, 9/16/20(1)	1,200,000	1,228,030
General Electric Capital Corp., MTN, 6.00%, 8/7/19(1)	1,350,000	1,552,571
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	3,980,000	4,400,443

		21,443,086

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 6.70%, 11/15/13(1)	1,820,000	2,007,562
AT&T, Inc., 6.55%, 2/15/39(1)	3,250,000	4,141,186
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	3,900,000	4,655,726
Verizon Communications, Inc., 6.10%, 4/15/18(1)	3,970,000	4,774,520

		15,578,994

FOOD AND STAPLES RETAILING — 0.1%
Wal-Mart Stores, Inc., 3.25%, 10/25/20(1)	4,280,000	4,583,722

FOOD PRODUCTS — 0.3%
HJ Heinz Co., 2.00%, 9/12/16	2,560,000	2,587,740
Kraft Foods, Inc., 6.125%, 2/1/18(1)	2,450,000	2,874,769
Kraft Foods, Inc., 5.375%, 2/10/20(1)	6,970,000	8,053,103
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)	1,300,000	1,522,225

		15,037,837

GAS UTILITIES — 0.2%
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	2,500,000	2,623,460
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	2,990,000	3,260,816
Williams Partners LP, 4.125%, 11/15/20(1)	1,690,000	1,736,970

		7,621,246

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 1.85%, 1/15/17(1)	1,300,000	1,311,987
Stryker Corp., 3.00%, 1/15/15(1)	1,450,000	1,529,311
Stryker Corp., 2.00%, 9/30/16(1)	3,720,000	3,811,955

		6,653,253

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17(1)	$2,970,000	$3,414,137

INSURANCE — 0.1%
Boeing Capital Corp., 2.125%, 8/15/16(1)	3,680,000	3,764,246
Prudential Financial, Inc., MTN, 2.75%, 1/14/13(1)	1,300,000	1,311,586

		5,075,832

INTERNET SOFTWARE AND SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(1)	4,390,000	4,438,013

IT SERVICES — 0.1%
International Business Machines Corp., 1.95%, 7/22/16	3,970,000	4,091,109

MEDIA — 0.5%
Comcast Corp., 5.90%, 3/15/16(1)	1,880,000	2,154,269
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(1)	3,300,000	3,437,986
NBCUniversal Media LLC, 5.15%, 4/30/20(1)	3,340,000	3,723,766
NBCUniversal Media LLC, 4.375%, 4/1/21	3,600,000	3,805,034
News America, Inc., 6.90%, 8/15/39(1)	3,630,000	4,202,832
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	1,210,000	1,364,665
Time Warner, Inc., 4.875%, 3/15/20(1)	3,270,000	3,548,284

		22,236,836

METALS AND MINING — 0.2%
Barrick North America Finance LLC, 4.40%, 5/30/21	3,000,000	3,254,025
Newmont Mining Corp., 6.25%, 10/1/39(1)	1,980,000	2,348,359
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	2,310,000	2,424,507

		8,026,891

MULTI-UTILITIES — 0.3%
Dominion Resources, Inc., 6.40%, 6/15/18(1)	3,250,000	3,926,556
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	1,950,000	1,983,622
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	2,600,000	2,889,474
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,820,000	1,990,396
PG&E Corp., 5.75%, 4/1/14(1)	1,380,000	1,504,549
Sempra Energy, 6.50%, 6/1/16(1)	1,250,000	1,459,832

		13,754,429

OIL, GAS AND CONSUMABLE FUELS — 0.3%
Chevron Corp., 3.95%, 3/3/14	2,440,000	2,610,973
ConocoPhillips, 4.75%, 2/1/14(1)	5,990,000	6,473,579
Occidental Petroleum Corp., 1.75%, 2/15/17	1,000,000	1,014,334
Shell International Finance BV, 4.30%, 9/22/19(1)	3,240,000	3,764,549
Talisman Energy, Inc., 7.75%, 6/1/19(1)	1,700,000	2,098,655

		15,962,090

PHARMACEUTICALS — 0.1%
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	2,130,000	2,591,927

SOFTWARE — 0.2%
Adobe Systems, Inc., 3.25%, 2/1/15(1)	4,800,000	5,042,890

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Oracle Corp., 5.75%, 4/15/18(1)	$5,000,000	$6,073,985

		11,116,875

SPECIALTY RETAIL — 0.1%
Lowe's Cos., Inc., 2.125%, 4/15/16(1)	3,310,000	3,339,350

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
America Movil SAB de CV, 5.00%, 3/30/20(1)	1,350,000	1,497,683
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	2,320,000	2,522,088
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	1,560,000	2,107,852

		6,127,623

TOTAL CORPORATE BONDS (Cost $193,478,104)		206,138,461

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 3.3%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(1)	7,200,000	7,569,763
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 1/10/12(1)	6,650,000	7,369,427
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/10/12(1)	6,600,000	6,945,992
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.46%, 1/15/12(1)(2)	7,199,068	6,503,498
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 1/10/12(1)	3,900,000	3,919,796
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42(1)	6,760,000	6,848,292
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/10/12(1)	4,450,000	4,793,502
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	9,407,695	9,497,910
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/10/12(1)	19,000,000	20,388,026
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	8,750,000	9,194,819
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	17,175,000	18,390,896
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.32%, 1/15/12(1)	8,650,000	9,288,582
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30(1)	3,000,000	3,287,577
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/15/12(1)	7,500,000	7,846,995
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4 SEQ, VRN, 5.20%, 1/15/12(1)	10,000,000	11,025,090
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 1/15/12(1)	6,500,000	6,886,672
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, VRN, 0.58%, 1/15/12(1)(2)	6,067,844	5,908,011

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 1/15/12(1)	$9,484,227	$9,612,264

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $154,824,773)		155,277,112

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 2.4%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	5,896,515	6,098,795
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	6,168,258	6,428,762
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	4,013,128	4,115,390
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32(1)	4,356,086	4,570,053
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33(1)	6,755,611	6,963,670
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	6,373,038	6,607,304
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	7,194,069	7,521,871
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.125%, 1/18/12	5,455,597	5,619,305
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 1/25/12	4,847,908	4,846,046
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33(1)	6,352,267	6,663,404
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-11, Class 1A10 SEQ, 4.75%, 10/25/18(1)	7,058,959	7,257,150
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	4,577,916	4,727,564
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(1)	6,493,108	6,804,810
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	6,722,956	7,086,030

		85,310,154

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	17,900,000	19,603,826
FHLMC, Series 3794, Class LB SEQ, 3.50%, 1/15/26	7,665,877	8,093,896

		27,697,722

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $111,868,628)		113,007,876

MUNICIPAL SECURITIES — 0.1%

Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)	855,000	1,100,069

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)	$295,000	$343,017
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)	1,750,000	2,191,420

TOTAL MUNICIPAL SECURITIES (Cost $2,898,847)		3,634,506

TEMPORARY CASH INVESTMENTS — 0.8%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $11,333,992), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $11,076,761)		11,076,761
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $5,648,284), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $5,538,386)		5,538,380
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $11,316,609), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $11,076,786)		11,076,761
SSgA U.S. Government Money Market Fund	6,468,607	6,468,607

TOTAL TEMPORARY CASH INVESTMENTS (Cost $34,160,509)		34,160,509

TOTAL INVESTMENT SECURITIES — 101.0% (Cost $4,202,116,935)		4,715,967,845

OTHER ASSETS AND LIABILITIES — (1.0)%		(44,481,422)

TOTAL NET ASSETS — 100.0%		$4,671,486,423

TOTAL RETURN SWAP AGREEMENTS

Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$40,800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57%	9/8/14	$21,130
Bank of America N.A.	32,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	(745,914)
Bank of America N.A.	1,075,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	1/21/16	(10,048)
Bank of America N.A.	44,000,000	CPI Urban Consumers NSA Index	Receive	1.87%	9/21/16	(41,689)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42%	4/1/18	(110,362)

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

Bank of America N.A.	8,700,000	CPI Urban Consumers NSA Index	Receive	2.51%	3/30/19	(293,952)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(251,008)
Bank of America N.A.	50,000,000	CPI Urban Consumers NSA Index	Receive	2.62%	3/18/20	(2,249,376)
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67%	4/1/22	(220,920)
Barclays Bank plc	44,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.45%	1/16/12	(278,325)
Barclays Bank plc	46,100,000	U.S. CPI Urban Consumers NSA Index	Receive	1.58%	9/6/13	(79,951)
Barclays Bank plc	54,000,000	CPI Urban Consumers NSA Index	Receive	1.66%	9/12/14	(121,747)
Barclays Bank plc	55,000,000	CPI Urban Consumers NSA Index	Receive	1.69%	9/22/14	(184,022)
Barclays Bank plc	49,000,000	CPI Urban Consumers NSA Index	Receive	1.77%	9/23/14	(279,885)
Barclays Bank plc	38,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(399,281)
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(1,793,470)
Barclays Bank plc	29,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90%	12/21/27	(3,824,953)

						$(10,863,773)

Notes to Schedule of Investments
CPI	-	Consumer Price Index
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
PHHMC	-	PHH Mortgage Corporation
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

†	Category is less than 0.05% of total net assets.
(1)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $10,907,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $15,003,436, which represented 0.3% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Treasury Securities	—	$4,203,749,381	—
Corporate Bonds	—	206,138,461	—
Commercial Mortgage-Backed Securities	—	155,277,112	—
Collateralized Mortgage Obligations	—	113,007,876	—
Municipal Securities	—	3,634,506	—
Temporary Cash Investments	$6,468,607	27,691,902	—

Total Value of Investment Securities	$6,468,607	$4,709,499,238	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Swap Agreements	—	$(10,863,773)	—

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,206,292,345
Gross tax appreciation of investments	$512,064,174
Gross tax depreciation of investments	(2,388,674)
Net tax appreciation (depreciation) of investments	$509,675,500

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short-Term Government Fund

December 31, 2011

Short-Term Government - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. TREASURY SECURITIES — 62.1%

U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13	$28,386,005	$28,884,974
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13	4,314,555	4,515,113
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	4,814,190	5,048,882
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	4,074,000	4,496,042
U.S. Treasury Notes, 0.50%, 11/30/12	5,000,000	5,016,800
U.S. Treasury Notes, 1.375%, 1/15/13	18,000,000	18,226,404
U.S. Treasury Notes, 1.375%, 3/15/13	45,000,000	45,650,385
U.S. Treasury Notes, 1.00%, 7/15/13	12,000,000	12,145,788
U.S. Treasury Notes, 0.375%, 7/31/13	43,000,000	43,112,531
U.S. Treasury Notes, 0.75%, 9/15/13	50,000,000	50,439,450
U.S. Treasury Notes, 0.125%, 9/30/13	52,000,000	51,910,612
U.S. Treasury Notes, 0.75%, 12/15/13	48,000,000	48,474,384
U.S. Treasury Notes, 1.75%, 1/31/14	38,000,000	39,169,678
U.S. Treasury Notes, 1.25%, 2/15/14	45,000,000	45,935,145
U.S. Treasury Notes, 1.25%, 3/15/14	28,000,000	28,601,580
U.S. Treasury Notes, 1.875%, 4/30/14	4,000,000	4,146,876
U.S. Treasury Notes, 0.75%, 6/15/14	11,000,000	11,122,034
U.S. Treasury Notes, 0.625%, 7/15/14	35,000,000	35,278,915
U.S. Treasury Notes, 0.50%, 8/15/14	10,000,000	10,048,440
U.S. Treasury Notes, 2.125%, 11/30/14	40,000,000	42,021,880
U.S. Treasury Notes, 2.625%, 12/31/14	20,000,000	21,335,940
U.S. Treasury Notes, 2.25%, 1/31/15	47,000,000	49,665,793
U.S. Treasury Notes, 1.875%, 6/30/15	10,000,000	10,482,810
U.S. Treasury Notes, 1.25%, 9/30/15	8,000,000	8,211,248
U.S. Treasury Notes, 1.25%, 10/31/15	6,000,000	6,156,096

TOTAL U.S. TREASURY SECURITIES (Cost $628,028,254)		630,097,800

U.S. GOVERNMENT AGENCY SECURITIES — 22.3%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 13.1%
FHLB, 0.22%, 9/12/12	10,000,000	10,000,040
FHLB, 3.625%, 10/18/13	2,000,000	2,115,052
FHLB, 0.875%, 12/27/13	15,000,000	15,139,485
FHLB, Series 467, 5.25%, 6/18/14	10,000,000	11,139,000
FHLMC, 0.625%, 12/28/12	8,000,000	8,033,112
FHLMC, 0.375%, 10/30/13	5,000,000	4,996,950
FHLMC, 0.375%, 11/27/13	10,000,000	9,990,460
FHLMC, 2.50%, 4/23/14	5,000,000	5,230,815
FHLMC, 1.00%, 8/27/14	2,000,000	2,021,146
FHLMC, 0.625%, 12/29/14	9,000,000	9,000,072
FHLMC, 2.875%, 2/9/15	24,500,000	26,147,674
FHLMC, 1.75%, 9/10/15	12,100,000	12,496,892
FNMA, 1.00%, 9/23/13	2,000,000	2,021,898
FNMA, 0.55%, 9/27/13	10,000,000	9,994,070

Short-Term Government - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

FNMA, 0.70%, 9/19/14	$4,000,000	$3,995,392

		132,322,058

GOVERNMENT-BACKED CORPORATE BONDS(1) — 9.2%
Ally Financial, Inc., 1.75%, 10/30/12	13,000,000	13,170,807
Ally Financial, Inc., 2.20%, 12/19/12	10,560,000	10,767,483
Citibank N.A., 1.75%, 12/28/12	17,500,000	17,772,510
Citigroup Funding, Inc., 1.875%, 10/22/12	5,000,000	5,069,975
General Electric Capital Corp., 2.625%, 12/28/12	20,000,000	20,484,500
John Deere Capital Corp., 2.875%, 6/19/12	5,000,000	5,065,505
JPMorgan Chase & Co., 2.125%, 12/26/12	16,000,000	16,304,016
Morgan Stanley, 1.95%, 6/20/12	5,000,000	5,040,945

		93,675,741

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $223,220,421)		225,997,799

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 9.8%

FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	5,202,608	5,467,772
FHLMC, Series 2624, Class FE SEQ, VRN, 0.58%, 1/15/12	1,667,396	1,669,587
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.58%, 1/15/12	680,781	681,059
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	9,008,827	9,705,354
FHLMC, Series 2699, Class TG SEQ, 4.00%, 5/15/17	537,203	546,407
FHLMC, Series 2718, Class FW, VRN, 0.63%, 1/15/12	2,875,592	2,880,187
FHLMC, Series 2779, Class FM SEQ, VRN, 0.63%, 1/15/12	832,496	833,737
FHLMC, Series 2827, Class F, VRN, 0.63%, 1/15/12	770,129	770,438
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	5,368,809	5,631,972
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22	5,276,918	5,449,268
FHLMC, Series 3575, Class A SEQ, 4.00%, 11/15/22	6,787,388	7,009,611
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	1,847,762	1,852,077
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	1,947,403	1,951,886
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	7,954,859	8,099,982
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21	706,086	727,338
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	2,385,602	2,521,742
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	6,055,861	6,397,797
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	5,000,000	5,331,003
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	3,000,000	3,213,541
FNMA, Series 2003-17, Class FN, VRN, 0.59%, 1/25/12	4,335,198	4,351,793
FNMA, Series 2003-29, Class L SEQ, 5.00%, 9/25/30	56,687	56,665
FNMA, Series 2003-35, Class KC SEQ, 4.50%, 4/25/17	98,172	98,366
FNMA, Series 2003-42, Class FK, VRN, 0.69%, 1/25/12	1,402,412	1,404,887
FNMA, Series 2003-43, Class LF, VRN, 0.64%, 1/25/12	1,845,379	1,849,170
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	7,200,000	7,861,541
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	4,100,000	4,451,853
FNMA, Series 2005-53, Class WC SEQ, 5.00%, 8/25/18	391,883	394,621
FNMA, Series 2006-60, Class KF, VRN, 0.59%, 1/25/12	7,973,837	7,972,162
GNMA, Series 2009-61, Class PA, 5.00%, 2/16/32	846,486	858,577

Short-Term Government - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $99,378,161)		100,040,393

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 5.1%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.8%
FHLMC, VRN, 2.23%, 1/15/12	$99,508	$100,427
FHLMC, VRN, 2.39%, 1/15/12	5,409,835	5,746,379
FHLMC, VRN, 2.39%, 1/15/12	1,437,435	1,520,333
FHLMC, VRN, 2.61%, 1/15/12	2,190,186	2,274,398
FHLMC, VRN, 2.63%, 1/15/12	56,993	57,349
FHLMC, VRN, 2.69%, 1/15/12	6,883,060	7,091,068
FHLMC, VRN, 2.875%, 1/15/12	41,913	42,202
FHLMC, VRN, 3.56%, 1/15/12	3,961,983	4,157,409
FHLMC, VRN, 3.69%, 1/15/12	4,414,321	4,615,153
FHLMC, VRN, 3.97%, 1/15/12	1,405,439	1,484,994
FNMA, VRN, 1.87%, 1/25/12	50,085	52,194
FNMA, VRN, 1.875%, 1/25/12	1,695,623	1,760,398
FNMA, VRN, 1.92%, 1/25/12	3,069,989	3,212,424
FNMA, VRN, 1.92%, 1/25/12	26,284	26,760
FNMA, VRN, 2.07%, 1/25/12	90,370	93,229
FNMA, VRN, 2.20%, 1/25/12	45,382	47,733
FNMA, VRN, 2.24%, 1/25/12	17,427	18,005
FNMA, VRN, 2.26%, 1/25/12	43,991	44,112
FNMA, VRN, 2.32%, 1/25/12	38,733	40,748
FNMA, VRN, 2.33%, 1/25/12	51,897	52,128
FNMA, VRN, 2.36%, 1/25/12	18,374	19,355
FNMA, VRN, 2.375%, 1/25/12	8,100	8,128
FNMA, VRN, 2.53%, 1/25/12	10,248	10,342
FNMA, VRN, 2.70%, 1/25/12	1,629,573	1,673,605
FNMA, VRN, 2.75%, 1/25/12	26,755	28,428
FNMA, VRN, 2.81%, 1/25/12	12,888	13,013
FNMA, VRN, 2.87%, 1/25/12	33,315	33,837
FNMA, VRN, 3.00%, 1/25/12	10,181	10,557
FNMA, VRN, 3.11%, 1/25/12	3,492,220	3,599,776
FNMA, VRN, 3.21%, 1/25/12	391,005	413,179
FNMA, VRN, 3.34%, 1/25/12	1,070,939	1,121,881
FNMA, VRN, 3.39%, 1/25/12	4,724,447	4,886,945
FNMA, VRN, 3.875%, 1/25/12	10,425	10,794
FNMA, VRN, 3.89%, 1/25/12	3,444,423	3,624,147
FNMA, VRN, 4.08%, 1/25/12	55,175	58,668
FNMA, VRN, 4.16%, 1/25/12	112,267	113,456
FNMA, VRN, 4.83%, 1/25/12	17,748	17,861
FNMA, VRN, 6.18%, 1/25/12	5,590	5,625
FNMA, VRN, 7.49%, 1/25/12	7,044	7,270
GNMA, VRN, 2.375%, 1/20/12	452	468
GNMA, VRN, 2.375%, 1/20/12	12,692	13,139
GNMA, VRN, 2.625%, 1/20/12	18,126	18,852

Short-Term Government - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

GNMA, VRN, 3.00%, 1/20/12	$67,331	$70,365

		48,197,134

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
FHLMC, 6.50%, 12/1/12	22,330	22,978
FHLMC, 6.00%, 2/1/13	65,976	70,234
FHLMC, 7.00%, 11/1/13	7,790	8,136
FHLMC, 7.00%, 12/1/14	12,586	13,410
FHLMC, 6.00%, 1/1/15	317,043	343,881
FHLMC, 7.50%, 5/1/16	138,109	148,465
FHLMC, 5.50%, 11/1/17	447,171	485,012
FNMA, 8.00%, 5/1/12	1,840	1,856
FNMA, 6.50%, 1/1/13	86,547	88,776
FNMA, 6.50%, 3/1/13	1,172	1,204
FNMA, 6.00%, 6/1/13	13,581	14,664
FNMA, 6.00%, 1/1/14	5,913	6,385
FNMA, 6.00%, 7/1/14	53,078	57,314
FNMA, 5.50%, 4/1/16	116,422	126,492
FNMA, 7.00%, 5/1/32	436,022	505,860
FNMA, 7.00%, 5/1/32	324,281	376,222
FNMA, 7.00%, 6/1/32	76,623	89,166
FNMA, 7.00%, 6/1/32	443,514	514,552
FNMA, 7.00%, 8/1/32	292,872	339,782
GNMA, 9.50%, 11/20/19	7,625	8,084

		3,222,473

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $50,371,887)		51,419,607

TEMPORARY CASH INVESTMENTS — 5.8%

SSgA U.S. Government Money Market Fund (Cost $59,265,124)	59,265,124	59,265,124

TOTAL INVESTMENT SECURITIES — 105.1% (Cost $1,060,263,847)		1,066,820,723

OTHER ASSETS AND LIABILITIES — (5.1)%		(51,711,936)

TOTAL NET ASSETS — 100.0%		$1,015,108,787

Notes to Schedule of Investments
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

Short-Term Government - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

(1)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(2)	Final maturity date indicated, unless otherwise noted.

Short-Term Government - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Treasury Securities	—	$630,097,800	—
U.S. Government Agency Securities	—	225,997,799	—
Collateralized Mortgage Obligations	—	100,040,393	—
U.S. Government Agency Mortgage-Backed Securities	—	51,419,607	—
Temporary Cash Investments	$59,265,124	—	—

Total Value of Investment Securities	$59,265,124	$1,007,555,599	—

Short-Term Government - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,060,267,086
Gross tax appreciation of investments	$6,703,518
Gross tax depreciation of investments	(149,881)
Net tax appreciation (depreciation) of investments	$6,553,637

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2012

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2012